Loans and borrowings - Summary of Current and Non-Current Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Current borrowings	¥ 1,871,800	$ 260,922	¥ 1,850,294
Non-current borrowings	638,000	88,935	690,000
Current borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	1,871,800	260,922	1,850,294
Current borrowings [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	1,851,800	258,134	1,830,294
Current borrowings [member] | Secured bank loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	20,000	2,788	20,000
Non-current borrowings [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	¥ 638,000	$ 88,935	¥ 690,000